Stock Warrants - Summary of Outstanding Common Stock Warrants (Detail) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Mar. 07, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	21,305,462	21,311,920		3,394,867	3,427,407
Exercise price per warrant (in dollars per share)			$ 11.50
August 2010 - June 2011 | Common stock (previously Series B redeemable convertible preferred stock)
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	46,498	46,498		46,498	46,498
Exercise price per warrant (in dollars per share)	$ 15.49	$ 15.49
August 2011 - January 2012 | Common stock (previously Series C redeemable convertible preferred stock)
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	53,256	53,256		53,256	71,898
Exercise price per warrant (in dollars per share)	$ 18.78	$ 18.78
August 2012 | Common stock (previously Series D redeemable convertible preferred stock)
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	45,388	45,388		45,388	59,282
Exercise price per warrant (in dollars per share)	$ 21.60	$ 21.60
December 2013 | Common stock (previously Series E redeemable convertible preferred stock)
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	63,296	63,296		63,296	63,296
Exercise price per warrant (in dollars per share)	$ 25.91	$ 25.91
April 2015 - April 2016 | Common stock (previously Series F redeemable convertible preferred stock)
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	38,749	45,207		161,457	161,457
Exercise price per warrant (in dollars per share)	$ 38.71	$ 38.71
April 2016 - November 2018 | Common stock (previously Series H redeemable convertible preferred stock)
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	1,135,391	1,135,391		1,135,391	1,135,395
Exercise price per warrant (in dollars per share)	$ 18.93	$ 18.93
March 2017 | Common stock (previously Series H redeemable convertible preferred stock)
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	1,849,431	1,849,431		1,849,431	1,849,431
Exercise price per warrant (in dollars per share)	$ 12.91	$ 12.91
March 2014 | Common stock
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	2,324	2,324		2,324	2,324
Exercise price per warrant (in dollars per share)	$ 9.47	$ 9.47
August 2015 | Common stock
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	12,916	12,916		12,916	12,916
Exercise price per warrant (in dollars per share)	$ 11.62	$ 11.62
December 2018 | Common stock
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	24,910	24,910		24,910	24,910
Exercise price per warrant (in dollars per share)	$ 9.04	$ 9.04
August 2020 | Private Warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	366,666	366,666		0	0
Exercise price per warrant (in dollars per share)	$ 11.50	$ 11.50
August 2020 | Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	16,666,637	16,666,637		0	0
Exercise price per warrant (in dollars per share)	$ 11.50	$ 11.50
December Two Thousand Twenty One | Common stock
Class of Warrant or Right [Line Items]
Number of warrants (in shares)	1,000,000	1,000,000		0	0
Exercise price per warrant (in dollars per share)	$ 10.00	$ 10.00